Operating Segment and Revenue Information - Schedule of Geographic Information (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of geographical areas [line items]
Revenue from contracts with customers	¥ 4,581,551	¥ 4,263,762	¥ 4,027,478
Non-current assets	10,975,135	11,698,327
Japan
Disclosure of geographical areas [line items]
Revenue from contracts with customers	418,462	451,391	512,043
Non-current assets	317,089	366,276
U.S.
Disclosure of geographical areas [line items]
Revenue from contracts with customers	2,379,651	2,195,711	2,103,772
Non-current assets	7,654,971	8,223,949
Europe and Canada
Disclosure of geographical areas [line items]
Revenue from contracts with customers	1,055,252	966,835	842,668
Latin America
Disclosure of geographical areas [line items]
Revenue from contracts with customers	235,848	198,100	160,375
China
Disclosure of geographical areas [line items]
Revenue from contracts with customers	191,740	174,844	150,973
Asia (excluding Japan & China)
Disclosure of geographical areas [line items]
Revenue from contracts with customers	99,392	86,375	74,033
Russia/CIS
Disclosure of geographical areas [line items]
Revenue from contracts with customers	72,356	72,594	88,431
Ireland
Disclosure of geographical areas [line items]
Non-current assets	872,944	885,496
Switzerland
Disclosure of geographical areas [line items]
Non-current assets	799,783	860,795
Other
Disclosure of geographical areas [line items]
Revenue from contracts with customers	128,849	117,911	¥ 95,182
Non-current assets	¥ 1,330,348	¥ 1,361,811